Income Taxes - Schedule of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Excess advertising expense		$ 47,503
Net operating loss carrying forward	1,706,177	1,049,699
Share-based compensation	195,422	186,497
Lease liabilities	21,281	109,499
Others	25,249	26,727
Less: Deferred tax liability	(201,872)	(346,059)
Less: Valuation allowance on deferred tax assets	(1,626,832)	(715,989)
Deferred tax assets, net	119,425	357,878
Deferred tax liability
Changes in fair value of short-term investments	22,879	137,546
Upward adjustments in investments in an equity security	(6,153)	3,333
Right-of-use assets	15,739	114,666
Unbilled revenue	349,045	218,764
Less: Deferred tax assets	(201,872)	(346,059)
Deferred tax liability, net	$ 179,638	$ 128,250